Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 15, 2021
Registrant Name	dei_EntityRegistrantName	HARTFORD FUNDS EXCHANGE-TRADED TRUST
CIK	dei_EntityCentralIndexKey	0001501825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 15, 2021
Effective Date	dei_DocumentEffectiveDate	Sep. 15, 2021
Prospectus Date	rr_ProspectusDate	Sep. 15, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Hartford Sustainable Income ETF | Hartford Sustainable Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSUN